Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and temporary investments, net	$ 535	$ 414
Accounts receivable	1,962	1,600
Income and other taxes receivable	127	3
Inventories	437	376
Contract assets	737	860
Prepaid expenses	547	539
Current derivative assets	8	49
Total	4,353	3,841
Non-current assets
Property, plant and equipment, net	14,232	12,091
Intangible assets, net	12,812	10,934
Goodwill, net	5,331	4,747
Contract assets	328	458
Other long-term assets	919	986
Total	33,622	29,216
Total	37,975	33,057
Current liabilities
Short-term borrowings	100	100
Accounts payable and accrued liabilities	2,749	2,570
Income and other taxes payable	55	218
Dividends payable	352	326
Advance billings and customer deposits	675	656
Provisions	288	129
Current maturities of long-term debt	1,332	836
Current derivative liabilities	23	9
Total	5,574	4,844
Non-current liabilities
Provisions	590	728
Long-term debt	17,142	13,265
Other long-term liabilities	806	731
Deferred income taxes	3,204	3,148
Total	21,742	17,872
Liabilities	27,316	22,716
Owners' equity
Common equity	10,548	10,259
Non-controlling interests	111	82
Total	10,659	10,341
Total	37,975	33,057
Contingent Liabilities